Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following is a tabular presentation of pay vs performance presenting certain information regarding the compensation earned by the Chief Executive Officer and the Named Executive Officers, and comparing such information to a "total shareholder return" (or "TSR") measure.

Year	Summary Compensation Table (SCT) Total for Principal Executive Officer (PEO)(1)(3) ($)	Compensation Actually Paid to PEO(2) ($)	Average SCT Total for Non-PEO NEOs (1)(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on: Company TSR ($)	Company Net Income (Loss) (in thousands) ($)
2025	911,596	880,452	489,452	457,534	62	(7,615)
2024	707,614	699,836	394,244	378,637	12	(13,000)
2023	1,160,744	1,149,340	628,350	618,795	29	(2,718)

Named Executive Officers, Footnote	For all years presented the Named Executive Officers were: Daniel K. Frierson (PEO); D. Kennedy Frierson, Jr. and T.M. Nuckols, Jr.
PEO Total Compensation Amount	$ 911,596	$ 707,614	$ 1,160,744
PEO Actually Paid Compensation Amount	$ 880,452	699,836	1,149,340
Adjustment To PEO Compensation, Footnote	To determine amounts actually paid with respect to equity awards [as defined and required by applicable rules] the following amounts were included:

	2025		2024		2023
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total compensation from Summary Compensation Table	911,596	489,452	707,614	394,244	1,160,744	628,350
Less: Amount reported in the "Stock Awards" column of the SCT	—	—	(77,314)	(37,963)	(25,192)	(13,646)
Plus: Year end fair value of equity awards granted in the year	—	—	82,511	40,515	18,160	9,837
Increase (decrease) in fair value of outstanding and unvested awards	(13,295)	(26,195)	(3,212)	(11,401)	(4,117)	(5,595)
Increase (decrease) in fair value of equity awards granted in prior years that vested in the year	(17,849)	(5,723)	(9,763)	(6,758)	(255)	(151)
Compensation Actually Paid Total	880,452	457,534	699,836	378,637	1,149,340	618,795

Non-PEO NEO Average Total Compensation Amount	$ 489,452	394,244	628,350
Non-PEO NEO Average Compensation Actually Paid Amount	$ 457,534	378,637	618,795
Adjustment to Non-PEO NEO Compensation Footnote	To determine amounts actually paid with respect to equity awards [as defined and required by applicable rules] the following amounts were included:

	2025		2024		2023
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total compensation from Summary Compensation Table	911,596	489,452	707,614	394,244	1,160,744	628,350
Less: Amount reported in the "Stock Awards" column of the SCT	—	—	(77,314)	(37,963)	(25,192)	(13,646)
Plus: Year end fair value of equity awards granted in the year	—	—	82,511	40,515	18,160	9,837
Increase (decrease) in fair value of outstanding and unvested awards	(13,295)	(26,195)	(3,212)	(11,401)	(4,117)	(5,595)
Increase (decrease) in fair value of equity awards granted in prior years that vested in the year	(17,849)	(5,723)	(9,763)	(6,758)	(255)	(151)
Compensation Actually Paid Total	880,452	457,534	699,836	378,637	1,149,340	618,795

Total Shareholder Return Amount	$ 62	12	29
Net Income (Loss)	$ (7,615,000)	(13,000,000)	(2,718,000)
PEO Name	Daniel K. Frierson
Additional 402(v) Disclosure	he Summary Compensation Table upon which this is based presents bonuses in the year in which they were accrued (although paid following year-end), while equity awards are shown for the year such awards were granted.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(77,314)	(25,192)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	82,511	18,160
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,295)	(3,212)	(4,117)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,849)	(9,763)	(255)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(37,963)	(13,646)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	40,515	9,837
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,195)	(11,401)	(5,595)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,723)	$ (6,758)	$ (151)